Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
7.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2017	2018
	RMB	RMB	US$
Electronic equipment	129,403	114,332	16,630
Leasehold improvements	62,216	65,084	9,466
Office equipment and fixtures	26,495	27,378	3,982
Motor vehicles	4,472	4,065	591
Construction in progress	2,466	24	3
Less: Accumulated depreciation	(135,915)	(146,964)	(21,375)

Property and equipment, net	89,137	63,919	9,297

Depreciation expense of property and equipment for the years ended December 31, 2016, 2017 and 2018 were RMB46,455, RMB45,156 and RMB40,244 (US$5,853), respectively.